Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended	5 Months Ended	9 Months Ended
	Oct. 22, 2020	Dec. 31, 2020	Sep. 30, 2021
Description of Organization and Business Operations (Details) [Line Items]
Share price per share (in Dollars per share)	$ 10
Gross proceeds	$ 115,000,000
Sale of shares (in Shares)			430,000
Transaction costs		$ 6,750,447	$ 6,750,447
Underwriting fees		2,300,000	2,300,000
Deferred underwriting fees		4,025,000	4,025,000
Other offering costs		$ 425,447	$ 425,447
Net proceeds from sale of shares	$ 115,000,000
Fair market value, percentage		80.00%	80.00%
Acquires, percentage		50.00%	50.00%
Percentage of restricted redeeming shares		20.00%	20.00%
Public shares, percentage		100.00%	100.00%
Interest to pay dissolution expenses		$ 100,000	$ 100,000
Price per share (in Dollars per share)		$ (10)	$ (10)
Transaction agreement, description		In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (1) $10.00 per Public Share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share, due to reductions in the value of trust assets, in each case net of the interest that may be withdrawn to pay taxes.	In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (1) $10.00 per Public Share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share, due to reductions in the value of trust assets, in each case net of the interest that may be withdrawn to pay taxes.
Operating bank accounts		$ 1,300,000	$ 1,000,000
Working capital		1,500,000	900,000
Loan amount		300,000	$ 300,000
Net tangible assets		$ 5,000,001
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination, description		Business Combination, either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares, equal to the aggregate amount then on deposit in the Trust Account, calculated as of two business days prior to the consummation of the Business Combination (initially $10.00 per Public Share), including interest (which interest shall be net of taxes payable), divided by the number of then issued and outstanding Public Shares, subject to certain limitations as. The per-share amount to be distributed to the Public Shareholders who properly redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 7).	Business Combination, either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares, equal to the aggregate amount then on deposit in the Trust Account, calculated as of two business days prior to the consummation of the Business Combination (initially $10.00 per Public Share), including interest (which interest shall be net of taxes payable), divided by the number of then issued and outstanding Public Shares, subject to certain limitations as. The per-share amount to be distributed to the Public Shareholders who properly redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 7).
Redeem percentage		100.00%	100.00%
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds		$ 4,300,000	$ 4,300,000
Cash		25,000	25,000
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)	11,500,000
Share price per share (in Dollars per share)	$ 10
Gross proceeds		$ 115,000,000	$ 115,000,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)	1,500,000
Share price per share (in Dollars per share)	$ 10
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price per share (in Dollars per share)		$ 10	$ 10
Sale of shares (in Shares)		430,000	430,000